UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                 Investment Company Act file number  811-09917
                                                    -----------



                        SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)



                     SENTINEL ADMINISTRATIVE SERVICE COMPANY
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)



                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end:  12/31/05
                         ---------------



Date of reporting period: 03/31/05
                         ---------------

  SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND
  INVESTMENT IN SECURITIES
  at March 31, 2005 (Unaudited)
  ------------------------------------------------------------------------------
                                                            SHARES       VALUE
                                                                       (NOTE 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 95.1%
  CONSUMER DISCRETIONARY 10.7%
   Carnival Corp.                                           9,500     $  492,195
*  Comcast Corp. - Class A                                 45,000      1,503,000
   Gap, Inc.                                               30,000        655,200
   Hilton Hotels Corp.                                     19,500        435,825
   McGraw-Hill Cos., Inc.                                   4,700        410,075
   Petsmart, Inc.                                           3,500        100,625
   Staples, Inc.                                           14,000        440,020
*  Time Warner, Inc.                                       65,000      1,140,750
   TJX Cos                                                 25,000        615,750
   Yum Brands, Inc.                                        14,000        725,340
                                                                      ----------
                                                                       6,518,780
                                                                      ----------
  CONSUMER STAPLES 9.6%
   Altria Group, Inc.                                      16,000      1,046,240
   Avon Products, Inc.                                     10,900        468,046
   Colgate Palmolive Co.                                   12,000        626,040
   Diageo plc (ADR)                                        10,100        574,690
   Gillette Co.                                             5,900        297,832
   Kimberly-Clark Corp.                                    12,000        788,760
   PepsiCo, Inc.                                           16,300        864,389
   Procter & Gamble Co.                                    10,000        530,000
   Wrigley (Wm.) Jr. Co.                                   10,200        668,814
                                                                      ----------
                                                                       5,864,811
                                                                      ----------
  ENERGY 10.3%
   ChevronTexaco Corp.                                     16,394        955,934
   EOG Resources, Inc.                                     12,000        584,880
   Exxon Mobil Corp.                                       23,000      1,370,800
   GlobalSantaFe Corp.                                      9,800        362,992
   Murphy Oil Corp.                                         1,600        157,968
   Noble Energy, Inc.                                       4,800        326,496
   Pioneer Natural Resources Co.                            9,700        414,384
*  Pride Int'l., Inc.                                      24,600        611,064
   Schlumberger Ltd.                                       13,958        983,760
*  Weatherford Int'l., Inc.                                 8,200        475,108
                                                                      ----------
                                                                       6,243,386
                                                                      ----------
  FINANCIALS 15.8%
   American Express Co.                                    16,713        858,547
   American Int'l. Group                                   16,000        886,560
   Bank of America Corp.                                   20,316        895,936
   Bank New York, Inc.                                     17,000        493,850









                                      -1-

   Citigroup, Inc.                                         31,000      1,393,140
   Goldman Sachs Group, Inc.                                3,500        384,965
   J.P. Morgan Chase & Co.                                 20,000        692,000
   Marsh & McLennan Cos., Inc.                             14,400        438,048
   MBNA Corp.                                              14,100        346,155
   Mellon Financial Corp.                                  16,900        482,326
   Merrill Lynch & Co., Inc.                                7,000        396,200
   Morgan Stanley                                           7,600        435,100
   PNC Financial Services Group, Inc.                       4,000        205,920
   St. Paul Travelers Cos., Inc.                           20,734        761,560
   U.S. Bancorp                                            15,000        432,300
   Wells Fargo & Co.                                        8,900        532,220
                                                                      ----------
                                                                       9,634,827
                                                                      ----------
  HEALTH CARE 15.9%
*  Amgen, Inc.                                              8,600        500,606
   Baxter Int'l., Inc.                                     22,000        747,560
   Bristol-Myers Squibb Co.                                14,900        379,354
*  Cerner Corp.                                             6,000        315,060
   Cigna Corp.                                              2,400        214,320
   GlaxoSmithKline plc (ADR)                                9,800        450,016
   Guidant Corp.                                           12,000        886,800
   HCA, Inc.                                               13,300        712,481
   Johnson & Johnson                                       19,300      1,296,188
*  Laboratory Corp. of America Holdings                    10,100        486,820
   Lilly, Eli & Co.                                         9,300        484,530
*  Medco Health Solutions, Inc.                             9,000        446,130
   Medtronic, Inc.                                         20,200      1,029,190
   Pfizer, Inc.                                            36,400        956,228
   Teva Pharmaceutical Industries Ltd. (ADR)               14,600        452,600
   UnitedHealth Group, Inc.                                 3,100        295,678
                                                                      ----------
                                                                       9,653,561
                                                                      ----------
  INDUSTRIALS 14.1%
   Boeing Co.                                               9,100        531,986
   Canadian Nat'l. Railway Co.                              3,900        246,909
   General Dynamics Corp.                                   6,000        642,300
   General Electric Co.                                    34,000      1,226,040
   Honeywell Int'l., Inc.                                  22,100        822,341
   Northrop Grumman Corp.                                  16,500        890,670
   Rockwell Automation, Inc.                               11,300        640,032
   Tyco Int'l. Ltd                                         33,800      1,142,440
   Union Pacific Corp.                                      8,100        564,570
   United Technologies Corp.                               12,000      1,219,920
   Waste Management, Inc.                                  22,800        657,780
                                                                      ----------
                                                                       8,584,988
                                                                      ----------




                                      -2-

  INFORMATION TECHNOLOGY 10.4%
*  Accenture Ltd                                           21,800        526,470
   Analog Devices, Inc.                                     6,900        249,366
   Applied Materials, Inc.                                 23,400        380,250
*  Broadcom Corp. - Class A                                 6,800        203,456
*  EMC Corp.                                               36,500        449,680
   First Data Corp.                                        11,300        444,203
*  Freescale Semiconductor, Inc. - Class B                  2,760         47,610
   Int'l. Business Machines                                 9,500        868,110
   Microsoft Corp.                                         46,000      1,111,820
   Motorola, Inc.                                          25,000        374,250
   Nokia Corp. (ADR)                                       33,400        515,362
*  Oracle Corp.                                            26,000        324,480
   Seagate Technology                                      17,700        346,035
   Texas Instruments                                       20,000        509,800
                                                                      ----------
                                                                       6,350,892
                                                                      ----------
  MATERIALS 6.1%
   DuPont, E.I. de Nemours & Co.                           20,000      1,024,800
   Freeport-McMoran Copper & Gold - Class B                21,900        867,459
   Int'l. Paper Co.                                        16,800        618,072
   Newmont Mining Corp.                                    13,000        549,250
   Praxair, Inc.                                           12,800        612,608
                                                                      ----------
                                                                       3,672,189
                                                                      ----------
  TELECOMMUNICATIONS SERVICES 1.4%
   Sprint Corp.                                            12,700        288,925
   Vodafone Group plc (ADR)                                20,000        531,200
                                                                      ----------
                                                                         820,125
                                                                      ----------
  UTILITIES 0.8%
   Entergy Corp.                                            6,600        466,356
                                                                      ----------
  TOTAL COMMON STOCKS
  (COST $49,322,495)                                                  57,809,915
                                                                      ----------

  ------------------------------------------------------------------------------
                                           PRINCIPAL AMOUNT             VALUE
                                              (M=$1,000)              (NOTE 1)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 4.4%
  LaSalle Bank
   2.7%, 04/04/05
  (COST $2,699,393)                              2,700M                2,699,393
                                                                    ------------

  TOTAL INVESTMENTS
  (COST $52,021,888)**                                                60,509,308

  EXCESS OF OTHER ASSETS
   OVER LIABILITIES 0.5%                                                 298,274
                                                                    ------------
  NET ASSETS                                                        $ 60,807,582
                                                                    ============

  ------------------------------------------------------------------------------
   * Non-income producing.

  ** Cost for federal income tax purposes is substantially similar. At March
     31, 2005 unrealized appreciation for federal income tax purposes aggregated $ 8,487,420 of which $10,031,513 related to appreciated securities and $1,544,093 related to depreciated securities.

    (ADR) - American Depository Receipt




                                      -3-

  SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND
  INVESTMENT IN SECURITIES
  at March 31, 2005 (Unaudited)
  ------------------------------------------------------------------------------
                                                           SHARES         VALUE
                                                                        (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 99.9%
  CONSUMER DISCRETIONARY 9.6%
*  AutoZone, Inc.                                             50      $    4,285
*  Bed Bath & Beyond, Inc.                                   220           8,039
   Best Buy Co., Inc.                                        220          11,882
   Black & Decker Corp.                                       60           4,739
*  Coach, Inc.                                               140           7,928
   Dollar General Corp.                                      220           4,820
   Dow Jones & Co., Inc.                                      46           1,719
*  Ebay, Inc.                                                890          33,161
   Family Dollar Stores, Inc.                                120           3,643
   Fortune Brands, Inc.                                      110           8,869
   Gap, Inc.                                                 540          11,794
*  Goodyear Tire & Rubber Co.                                130           1,735
   Harley-Davidson, Inc.                                     221          12,765
   Harrah's Entertainment, Inc.                               90           5,812
   Home Depot, Inc.                                        1,620          61,949
   Int'l. Game Technology                                    250           6,665
   Knight Ridder, Inc.                                        60           4,035
   Lowe's Cos., Inc.                                         570          32,541
   Marriott Int'l., Inc. - Class A                           150          10,029
   Mattel, Inc.                                              300           6,405
   Maytag Corp.                                               50             699
   McGraw-Hill Cos., Inc.                                    140          12,215
   Meredith Corp.                                             30           1,403
   Newell Rubbermaid, Inc.                                   200           4,388
   New York Times Co. - Class A                              110           4,024
   Nike, Inc. - Class B                                      170          14,163
   Omnicom Group, Inc.                                       144          12,747
   Radioshack Corp.                                          109           2,671
   Sherwin Williams Co.                                       90           3,959
   Stanley Works                                              60           2,716
   Staples, Inc.                                             360          11,315
*  Starbucks Corp.                                           300          15,498
   Target Corp.                                              660          33,013
   TJX Cos                                                   350           8,621
   Yum Brands, Inc.                                          214          11,087
                                                                      ----------
                                                                         381,334
                                                                      ----------



                                      -4-

  CONSUMER STAPLES 18.1%
   Altria Group, Inc.                                      1,530         100,047
   Anheuser-Busch Co., Inc.                                  571          27,060
   Avon Products, Inc.                                       352          15,115
   Brown Forman Corp. - Class B                               70           3,832
   Campbell Soup Co.                                         234           6,791
   Clorox Co.                                                110           6,929
   Coca-Cola Co.                                           1,675          69,797
   Colgate Palmolive Co.                                     385          20,085
   Gillette Co.                                              729          36,800
   Heinz, H.J. Co.                                           254           9,357
   Hershey Foods Corp.                                       160           9,674
   Kellogg Co.                                               255          11,034
   Kimberly-Clark Corp.                                      360          23,663
   McCormick & Co., Inc.                                     100           3,443
   Pepsi Bottling Group, Inc.                                140           3,899
   PepsiCo, Inc.                                           1,240          65,757
   Procter & Gamble Co.                                    1,870          99,110
   Sara Lee Corp.                                            582          12,897
   Sysco Corp.                                               474          16,969
   UST, Inc.                                                 126           6,514
   Walgreen Co.                                              756          33,582
   Wal-Mart Stores, Inc.                                   2,511         125,826
   Wrigley (Wm.) Jr. Co.                                     150           9,836
                                                                      ----------
                                                                         718,017
                                                                      ----------
  ENERGY 8.9%
   Baker Hughes, Inc.                                        250          11,123
   B.J. Services Co.                                         120           6,226
   Exxon Mobil Corp.                                       4,730         281,908
   Halliburton Co.                                           370          16,003
   Schlumberger Ltd.                                         440          31,011
   XTO Energy, Inc.                                          253           8,319
                                                                      ----------
                                                                         354,590
                                                                      ----------

  FINANCIALS 2.2%
   American Express Co.                                      870          44,692
   Federated Investors, Inc. - Class B                        70           1,982
   Moody's Corp.                                             106           8,571
   Simon Property Group, Inc.                                160           9,693
   SLM Corp.                                                 316          15,749
   T. Rowe Price Group, Inc.                                  90           5,344
                                                                      ----------
                                                                          86,031
                                                                      ----------
  HEALTH CARE 18.1%
   Abbott Labs                                             1,153          53,753
   Allergan, Inc.                                            100           6,947
*  Amgen, Inc.                                               932          54,252
   Bard C.R., Inc.                                            80           5,446
   Baxter Int'l., Inc.                                       460          15,631




                                      -5-

   Becton Dickinson & Co.                                    190          11,100
   Biomet, Inc.                                              190           6,897
*  Boston Scientific Corp.                                   560          16,402
   Bristol-Myers Squibb Co.                                1,443          36,739
*  Express Scripts, Inc.                                      60           5,231
*  Forest Labs, Inc.                                         254           9,385
*  Genzyme Corp.                                             180          10,303
*  Gilead Sciences, Inc.                                     320          11,456
   Guidant Corp.                                             243          17,958
*  Hospira, Inc.                                             110           3,550
   IMS Health, Inc.                                          168           4,097
   Johnson & Johnson                                       2,207         148,222
   Lilly, Eli & Co.                                          839          43,712
*  Medimmune, Inc.                                           180           4,286
   Medtronic, Inc.                                           896          45,651
   Merck & Co., Inc.                                       1,631          52,795
*  Millipore Corp.                                            35           1,519
   Quest Diagnostics, Inc.                                    70           7,359
   Schering Plough Corp.                                   1,090          19,784
*  St. Jude Medical, Inc.                                    270           9,720
   Stryker Corp.                                             280          12,491
   UnitedHealth Group, Inc.                                  480          45,782
   Wyeth                                                     992          41,843
*  Zimmer Holdings, Inc.                                     181          14,084
                                                                      ----------
                                                                         716,395
                                                                      ----------
  INDUSTRIALS 16.0%
   3M Co.                                                    570          48,843
   American Standard Cos., Inc.                              130           6,042
*  Apollo Group, Inc. - Class A                              120           8,887
   Avery Dennison Corp.                                       79           4,892
   Block, H & R, Inc.                                        120           6,070
   Boeing Co.                                                620          36,245
   Caterpillar, Inc.                                         260          23,774
   Cintas Corp.                                              110           4,544
   Danaher Corp.                                             200          10,682
*  Delta Air Lines, Inc.                                     100             405
   Emerson Electric Co.                                      310          20,128
   Equifax, Inc.                                              95           2,915
   Fluor Corp.                                                60           3,326
   General Electric Co.                                    7,847         282,963
   Illinois Tools Works, Inc.                                210          18,801
   Lockheed Martin Corp.                                     300          18,318
*  Monster Worldwide, Inc.                                    90           2,525
*  Navistar Int'l. Corp.                                      50           1,820
   Paccar, Inc.                                              130           9,411
   Pitney Bowes, Inc.                                        170           7,670





                                      -6-

   Robert Half Int'l., Inc.                                  120           3,235
   Rockwell Automation, Inc.                                 130           7,363
   Rockwell Collins, Inc.                                    130           6,187
   United Parcel Service, Inc. - Class B                     830          60,374
   United Technologies Corp.                                 380          38,631
                                                                      ----------
                                                                         634,051
                                                                      ----------
  INFORMATION TECHNOLOGY 22.9%
   Adobe Systems, Inc.                                       177          11,889
*  Altera Corp.                                              272           5,380
   Analog Devices, Inc.                                      279          10,083
*  Apple Computer, Inc.                                      600          25,002
   Autodesk, Inc.                                            170           5,059
   Automatic Data Processing, Inc.                           433          19,463
*  Avaya, Inc.                                               350           4,088
*  Broadcom Corp. - Class A                                  210           6,283
*  Cisco Systems, Inc.                                     4,776          85,443
*  Citrix Systems, Inc.                                      120           2,858
   Computer Associates Int'l., Inc.                          390          10,569
*  Corning, Inc.                                           1,040          11,575
*  Dell, Inc.                                              1,823          70,040
*  Electronic Arts, Inc.                                     230          11,909
   First Data Corp.                                          590          23,193
*  Gateway, Inc.                                             220             887
   Intel Corp.                                             4,603         106,928
   Int'l. Business Machines                                1,214         110,935
*  Intuit, Inc.                                              140           6,128
*  Lexmark Int'l. - Class A                                   98           7,837
   Linear Technology                                         225           8,620
*  Lucent Technologies                                     3,270           8,993
   Maxim Integrated Products, Inc.                           240           9,809
*  Mercury Interactive Corp.                                  62           2,938
   Microsoft Corp.                                         7,486         180,937
*  Network Appliance, Inc.                                   266           7,358
*  Oracle Corp.                                            3,318          41,409
*  Parametric Technology Corp.                               200           1,118
   Paychex, Inc.                                             258           8,468
*  PMC-Sierra, Inc.                                          130           1,144
*  QLogic Corp.                                               70           2,835
   Qualcomm, Inc.                                          1,220          44,713
*  Symantec Corp.                                            520          11,092
   Symbol Technologies, Inc.                                 170           2,463
*  Waters Corp.                                               90           3,221
   Xilinx, Inc.                                              254           7,424
*  Yahoo!, Inc.                                              964          32,680
                                                                      ----------
                                                                         910,771
                                                                      ----------




                                      -7-

  MATERIALS 2.8%
   Allegheny Technologies, Inc.                               60           1,447
   Ball Corp.                                                 80           3,318
   Dow Chemical Co.                                          710          35,394
   DuPont, E.I. de Nemours & Co.                             740          37,918
   Ecolab, Inc.                                              160           5,288
   Freeport-McMoran Copper & Gold - Class B                  130           5,149
*  Hercules, Inc.                                             80           1,158
   Int'l. Flavors & Fragrances                                60           2,370
*  Pactiv Corp.                                              100           2,335
   Praxair, Inc.                                             240          11,486
*  Sealed Air Corp.                                           60           3,116
   Sigma Aldrich Corp.                                        50           3,063
                                                                      ----------
                                                                         112,042
                                                                      ----------
  TELECOMMUNICATION SERVICES 0.7%
*  Nextel Communications, Inc. - Class A                     834          23,702
*  Qwest Communications Int'l., Inc.                       1,230           4,551
                                                                      ----------
                                                                          28,253
                                                                      ----------
  UTILITIES 0.6%
*  AES Corp.                                                 480           7,862
   Centerpoint Energy, Inc.                                  210           2,526
   TXU Corp.                                                 180          14,333
                                                                      ----------
                                                                          24,721
                                                                      ----------
  TOTAL COMMON STOCKS
  (Cost $3,192,197)**                                                  3,966,205

  EXCESS OF OTHER ASSETS
      OVER LIABILITIES 0.1%                                                4,233
                                                                      ----------
  NET ASSETS                                                          $3,970,438
                                                                      ==========

  ------------------------------------------------------------------------------
 * Non-income producing.

** Cost for federal income tax purposes is substantially similar. At March
   31, 2005 net unrealized appreciation for federal income tax purposes aggregrated $774,008 of which $844,580 related to appreciated securities and $70,572 related to depreciated securities.




                                      -8-

 SENTINEL VARIABLE PRODUCTS TRUST  MID CAP GROWTH FUND
 INVESTMENT IN SECURITIES
 at March 31, 2005 (Unaudited)
   -----------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                                        (Note 1)
   -----------------------------------------------------------------------------
  COMMON STOCKS 99.2%
  CONSUMER DISCRETIONARY 22.1%
*  Aeropostale, Inc.                                        9,500    $   311,125
   Borg Warner, Inc.                                        4,200        204,456
*  Cheesecake Factory, Inc.                                 9,450        335,003
   Claire's Stores, Inc.                                   11,700        269,568
*  Coach, Inc.                                              4,240        240,111
*  Dick's Sporting Goods, Inc.                              6,760        248,295
*  Fossil, Inc.                                            10,400        269,620
*  Getty Images, Inc.                                       2,800        199,108
*  GSI Commerce, Inc.                                       5,000         67,650
*  Guitar Center, Inc.                                      7,770        426,029
   Leggett & Platt, Inc.                                    8,800        254,144
   Marriott Int'l., Inc. - Class A                          5,100        340,986
*  NVR, Inc.                                                  310        243,350
*  Petco Animal Supplies                                    3,500        128,835
*  Select Comfort Corp.                                    17,760        363,014
*  Sirius Satellite Radio, Inc.                            86,760        487,591
   Staples, Inc.                                           11,910        374,331
   Station Casinos, Inc.                                    3,100        209,405
*  Timberland Co. - Class A                                 5,380        381,603
   TJX Cos                                                  9,360        230,537
*  Toll Brothers, Inc.                                      1,600        126,160
*  XM Satellite Radio Holdings, Inc. - Class A              2,560         80,640
                                                                     -----------
                                                                       5,791,561
                                                                     -----------
  CONSUMER STAPLES 2.3%
*  BJ's Wholesale Club, Inc.                                4,100        127,346
*  Central European District Corp.                          2,300         76,567
   Hershey Foods Corp.                                      2,100        126,966
   Whole Foods Market, Inc.                                 2,600        265,538
                                                                     -----------
                                                                         596,417
                                                                     -----------
  ENERGY 4.5%
   Devon Energy Corp.                                       3,420        163,305
   EOG Resources, Inc.                                      1,720         83,833
*  National Oilwell Varco, Inc.                             4,265        199,176
   Noble Energy, Inc.                                       3,000        204,060
*  Pride Int'l., Inc.                                       4,700        116,748
*  Weatherford Int'l., Inc.                                 2,200        127,468
   Williams Cos., Inc.                                      8,500        159,885
   XTO Energy, Inc.                                         4,235        139,067
                                                                     -----------
                                                                       1,193,542
                                                                     -----------



                                      -9-

  FINANCIALS 6.1%
   East West Bancorp, Inc.                                  6,900        254,748
*  First Marblehead Corp.                                   5,500        316,415
   Investors Financial Services Corp.                       2,700        132,057
   Legg Mason, Inc.                                         6,180        482,905
   SLM Corp.                                                2,710        135,067
   T. Rowe Price Group, Inc.                                2,200        130,636
   UCBH Holdings, Inc.                                      3,600        143,640
                                                                     -----------
                                                                       1,595,468
                                                                     -----------
  HEALTH CARE 17.7%
*  Affymetrix, Inc.                                         7,600        325,584
*  Arthrocare Corp.                                         8,000        228,000
   Beckman Coulter, Inc.                                    5,600        372,120
*  Celgene Corp.                                            3,400        115,770
*  Cerner Corp.                                             7,700        404,327
*  Coventry Health Care, Inc.                               6,290        428,601
*  Endo Pharmaceuticals Holdings, Inc.                     21,300        480,315
*  Laboratory Corp. of America Holdings                     5,620        270,884
*  Patterson Cos., Inc.                                     4,800        239,760
*  Pharmaceutical Products Dev., Inc.                       5,500        266,475
   Teva Pharmaceutical Industries Ltd. (ADR)               10,100        313,100
*  Triad Hospitals, Inc.                                    7,800        390,780
   UnitedHealth Group, Inc.                                 2,300        219,374
*  Varian Medical Systems, Inc.                             9,600        329,088
*  Wellpoint, Inc.                                          2,100        263,235
                                                                     -----------
                                                                       4,647,413
                                                                     -----------
  INDUSTRIALS 17.2%
*  Bright Horizons Family Solutions, Inc.                   5,600        188,944
*  CheckFree Corp.                                          3,400        138,584
   Cintas Corp.                                             1,700         70,227
   Corporate Executive Board Co.                            4,170        266,671
*  Corrections Corp. of America                             7,100        274,060
   Danaher Corp.                                            3,640        194,412
   Donaldson Co., Inc.                                      9,300        300,204
   EDO Corp.                                                2,900         87,145
   General Dynamics Corp.                                   1,500        160,575
   Goodrich Corp.                                           7,400        283,346
   Honeywell Int'l., Inc.                                   7,000        260,470
*  Laureate Education, Inc.                                 5,950        254,601
   Manpower, Inc.                                           2,920        127,078
   Oshkosh Truck Corp.                                      1,700        139,383
*  Portfolio Recovery Associates, Inc.                      9,200        313,076
   Republic Services, Inc.                                  8,140        272,527
   Rockwell Collins, Inc.                                   2,100         99,939
   Roper Industries, Inc.                                   5,240        343,220
*  Stericycle, Inc.                                         4,400        194,480
   Timken Co.                                              14,910        407,639
*  West Corp.                                               3,970        127,040
                                                                     -----------
                                                                       4,503,621
                                                                     -----------



                                      -10-

  INFORMATION TECHNOLOGY 23.7%
   Adobe Systems, Inc.                                      2,640        177,329
*  Aeroflex, Inc.                                          13,550        126,422
*  Altera Corp.                                            16,610        328,546
*  Amdocs Ltd.                                              4,500        127,800
*  Avid Technology, Inc.                                    5,500        297,660
*  Broadcom Corp. - Class A                                 5,120        153,190
   CDW Corp.                                                4,600        260,728
*  Cognizant Technology Solutions - Class A                 7,320        338,184
*  Cree, Inc.                                               6,080        132,240
*  FormFactor, Inc.                                         5,500        124,520
*  Jabil Circuit, Inc.                                     12,200        347,944
   KLA-Tencor Corp.                                        10,280        472,983
*  Marvell Technology Group Ltd.                            9,520        364,997
   Maxim Integrated Products, Inc.                          8,290        338,812
*  Mercury Interactive Corp.                                3,100        146,878
*  NETGEAR, Inc.                                           12,800        193,152
*  Network Appliance, Inc.                                  9,750        269,685
   Novellus Systems, Inc.                                   9,640        257,677
*  Oracle Corp.                                            23,490        293,155
*  Packeteer, Inc.                                          4,100         63,099
*  QLogic Corp.                                             1,320         53,460
*  Radware Ltd.                                             7,800        183,066
*  SanDisk Corp.                                           12,200        339,160
   Satyam Computer Services Ltd. (ADR)                     10,100        235,936
*  Symantec Corp.                                           9,200        196,236
*  Titan Corp.                                              7,600        138,016
*  WebSense, Inc.                                           4,800        258,240
                                                                     -----------
                                                                       6,219,115
                                                                     -----------
  MATERIALS 4.1%
   Cytec Industries, Inc.                                   3,800        206,150
   Florida Rock Industries, Inc.                            3,200        188,224
   Freeport-McMoran Copper & Gold - Class B                 6,500        257,465
   Peabody Energy Corp.                                     2,740        127,026
   Praxair, Inc.                                            5,900        282,374
                                                                     -----------
                                                                       1,061,239
                                                                     -----------
  TELECOMMUNICATION SERVICES 1.5%
*  Nextel Partners, Inc. - Class A                         17,600        386,496
                                                                     -----------

  TOTAL COMMON STOCKS
  (Cost $22,625,897)**                                                25,994,872

  EXCESS OF OTHER ASSETS
      OVER LIABILITIES 0.8%                                              209,984
                                                                     -----------
  NET ASSETS                                                         $26,204,856
                                                                     ===========

-----------
 * Non-income producing.

** Cost for federal income tax purposes is substantially similar. At March 31, 2005 net unrealized appreciation for federal income tax purposes aggregrated $3,368,975 of which $3,863,678 related to appreciated securities and $494,703 related to depreciated securities.

(ADR) - American Depository Receipt


                                      -11-

   SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND
   INVESTMENT IN SECURITIES
   at March 31, 2005 (Unaudited)
   -----------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                                        (Note 1)
   -----------------------------------------------------------------------------
  COMMON STOCKS 95.1%
  CONSUMER DISCRETIONARY 16.6%
*  A.C. Moore Arts & Crafts, Inc.                        21,400       $  570,524
   ADVO, Inc.                                            21,000          786,450
*  Ann Taylor Stores Corp.                               26,300          673,017
   Bob Evans Farms, Inc.                                 24,000          562,800
*  Fossil, Inc.                                          25,500          661,088
   Fred's, Inc. - Class A                                16,500          283,305
   Harte-Hanks, Inc.                                     22,200          611,832
   K-Swiss, Inc. - Class A                               16,700          551,601
   Lone Star Steakhouse Saloon                            5,900          170,540
*  Rare Hospitality Int'l., Inc.                         18,000          555,840
   Regis Corp.                                           24,300          994,599
   Ruby Tuesday, Inc.                                    27,500          667,975
*  Timberland Co. - Class A                              15,400        1,092,322
   Unifirst Corp.                                        13,300          530,670
                                                                      ----------
                                                                       8,712,562
                                                                      ----------
  CONSUMER STAPLES 3.8%
*  BJ's Wholesale Club, Inc.                             19,300          599,458
   Casey's General Stores, Inc.                          30,900          555,273
   Church & Dwight, Inc.                                 23,700          840,639
                                                                      ----------
                                                                       1,995,370
                                                                      ----------
  ENERGY 7.6%
   Cabot Oil & Gas Corp.                                  9,000          496,350
*  Core Laboratories                                     19,000          487,730
*  Remington Oil & Gas Corp.                             21,000          661,920
*  Superior Energy Services, Inc.                        64,000        1,100,800
*  TETRA Technologies, Inc.                              21,500          611,460
   Western Gas Resources, Inc.                           18,500          637,325
                                                                      ----------
                                                                       3,995,585
                                                                      ----------
  FINANCIALS 12.2%
   East West Bancorp, Inc.                               12,200          450,424
   First Midwest Bancorp                                 22,000          714,560
   HCC Insurance Holdings, Inc.                          29,000        1,048,640
   Healthcare Realty Trust                               20,500          747,020
   Hilb Rogal & Hobbs Co.                                15,500          554,900
   Main Street Banks, Inc.                               18,000          476,640
   RLI Corp.                                             22,500          932,625
   Sun Communities, Inc.                                 14,700          526,260
   UCBH Holdings, Inc.                                   11,500          458,850
   Wilmington Trust Corp.                                14,500          508,950
                                                                      ----------
                                                                       6,418,869
                                                                      ----------
  HEALTH CARE 13.2%
*  Advanced Neuromodulation Systems                      12,800          343,168
*  Andrx Corp.                                           32,200          729,974
*  Arthrocare Corp.                                      16,500          470,250
*  Bio Rad Labs, Inc. - Class A                          10,000          487,100
*  Biosite, Inc.                                         17,800          926,134
*  Cerner Corp.                                          13,000          682,630
*  Edwards Lifesciences Corp.                            10,300          445,166
*  ICU Med., Inc.                                        23,000          816,500
*  IDX Systems Corp.                                     11,200          388,976
*  Integra Lifesciences Holdings                         14,000          493,080
*  Serologicals Corp.                                    25,000          611,000
*  Sybron Dental Specialties, Inc.                       13,950          500,805
                                                                      ----------
                                                                       6,894,783
                                                                      ----------



                                      -12-

  INDUSTRIALS 18.2%
   ABM Industries, Inc.                                  37,500          721,125
   Brookfield Homes Corp.                                 5,700          240,597
   Clarcor, Inc.                                         15,700          815,772
*  Cuno, Inc.                                            10,000          513,900
   Curtiss-Wright Corp.                                   4,500          256,500
   Donaldson Co., Inc.                                   16,400          529,392
*  Esco Technologies, Inc.                                7,500          602,625
   G & K Services, Inc. - Class A                        15,400          620,466
   Heartland Express, Inc.                                8,300          158,945
   Heico Corp.                                           20,500          325,335
   IDEX Corp.                                             8,600          347,010
*  Moog, Inc. - Class A                                   9,200          415,840
   MSC Industrial Direct Co. - Class A                   10,000          305,600
*  SOURCE Corp., Inc.                                    15,000          302,100
   Teleflex, Inc.                                        19,500          998,010
   Thomas Industries, Inc.                               12,000          475,680
*  Waste Connections, Inc.                               30,000        1,042,500
*  West Corp.                                            27,000          864,000
                                                                      ----------
                                                                       9,535,397
                                                                      ----------
  INFORMATION TECHNOLOGY 18.5%
*  Activision, Inc.                                      47,333          700,533
*  Aeroflex, Inc.                                        45,700          426,381
*  Ansys, Inc.                                           11,200          383,152
*  Bisys Group, Inc.                                     54,000          846,720
*  Ceridian Corp.                                        44,500          758,725
*  Digital Insight Corp.                                 37,000          606,800
*  Digitas, Inc.                                         67,500          681,750
*  FormFactor, Inc.                                      16,500          373,560
*  Hyperion Solutions Corp.                               8,200          361,702
*  Integrated Circuit Systems, Inc.                      12,500          239,000
*  Kronos, Inc.                                          10,000          511,100
*  Manhattan Associates, Inc.                            25,500          519,435
   Methode Electronics, Inc.                             32,000          387,520
*  Mettler-Toledo Int'l                                   7,500          356,250
*  Perot Systems Corp. - Class A                         48,500          651,840
   Plantronics, Inc.                                     15,000          571,200
*  Rogers Corp.                                          12,500          500,000
*  Semtech Corp.                                         15,000          268,050
*  Serena Software, Inc.                                 23,600          560,736
                                                                      ----------
                                                                       9,704,454
                                                                      ----------
  MATERIALS 5.0%
   Aptargroup, Inc.                                      14,600          758,908
   Ferro Corp.                                           25,500          479,910
   MacDermid, Inc.                                       21,900          711,750
   Sensient Technologies Corp.                           32,000          689,920
                                                                      ----------
                                                                       2,640,488
                                                                      ----------
  TOTAL COMMON STOCKS
    (Cost $41,238,711)                                                49,897,508
                                                                      ----------





                                      -13-

   ------------------------------------------------------------------------------
                                       Principal Amount            Value
                                         (M = $1,000)             (Note 1)
   ------------------------------------------------------------------------------
   CORPORATE SHORT TERM NOTES 4.8%
   LaSalle Bank
    2.7%, 04/04/05
   (Cost $2,499,437)                        2,500M                 2,499,437
                                                               -------------

   TOTAL INVESTMENTS
     (Cost $43,738,148)**                                         52,396,945

   EXCESS OF OTHER ASSETS
     OVER LIABILITIES 0.1%                                            30,109
                                                               -------------
   NET ASSETS                                                   $ 52,427,054
                                                               =============

   ------------------------------------------------------------------------------
 * Non-Income producing

** Cost for federal income tax purposes is substantially similar. At March 31, 2005 net unrealized appreciation for federal income tax purposes aggregated
   $8,658,797 of which $9,740,357 related to appreciated securities and $1,081,560 related to depreciated securities.





                                      -14-

 SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND
 INVESTMENT IN SECURITIES
 at March 31, 2005 (Unaudited)
 -------------------------------------------------------------------------------
 Description                                    Principal Amount        Value
      Coupon        Maturity                       (M=$1,000)          (Note 1)
 -------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS 32.5%
 U.S. TREASURY OBLIGATIONS 10.6%
 5-year:
 U.S. Treasury Note
        4.00%,    03/15/10                          1,500 M          $ 1,488,750
                                                                     -----------
 10-year:
 U.S. Treasury Note
        4.00%,    02/15/15                            750 M              720,938
                                                                     -----------
 TOTAL U.S. TREASURY OBLIGATIONS                                       2,209,688
                                                                     -----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS 21.9%
 FEDERAL HOME LOAN MORTGAGE CORPORATION 7.2%
 Collateralized Mortgage Obligations:
 FHR 2489 PE
        6.00%,     08/15/32                         1,000 M            1,032,090
                                                                     -----------
 Mortgage-Backed Securities:
 30-year:
 FHLMC C01290
        5.50% ,    01/01/32                           476 M              478,876
                                                                     -----------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          1,510,966
                                                                     -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION 14.7%
 Collateralized Mortgage Obligations:
 FNR 04-61 EQ
        5.50% ,    01/25/33                           500 M              503,935
                                                                     -----------
 Mortgage-Backed Securities:
 15-year:
 FNMA 785246
        4.50% ,    06/01/19                           923 M              903,406
                                                                     -----------
 30-year:
 FNMA 788149
        5.50% ,    05/01/33                           877 M              883,681
 FNMA 721540
        5.00% ,    07/01/33                           783 M              768,285
                                                                     -----------
                                                                       1,651,966
                                                                     -----------
 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           3,059,307
                                                                     -----------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              4,570,273
                                                                     -----------





                                      -15-

 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $6,805,399)                                                    6,779,961
                                                                     -----------

 BONDS 4.7%
 AUTOMOTIVE 1.1%
 Ford Motor Credit Co.
        4.95% ,    01/15/08                           250 M              240,000
                                                                     -----------

 FINANCIAL INSTITUTIONS 3.6%
 Berkshire Hathaway Financial Corp. (a)
        4.85% ,    01/15/15                           500 M              490,625
 Genworth Financial, Inc.
        6.50% ,    06/15/34                           250 M              273,125
                                                                     -----------
                                                                         763,750
                                                                     -----------
 TOTAL BONDS
  (Cost $1,012,080)                                                    1,003,750
                                                                     -----------

--------------------------------------------------------------------------------
                                                        Shares           Value
                                                                        (Note 1)
--------------------------------------------------------------------------------
   COMMON STOCKS 61.2%
   CONSUMER DISCRETIONARY 6.8%
   Carnival Corp.                                       2,100            108,801
 * Comcast Corp. - Class A                              9,100            303,940
   Gap, Inc.                                            6,000            131,040
   Hilton Hotels Corp.                                  3,500             78,225
   McGraw-Hill Cos., Inc.                               1,200            104,700
   Petsmart, Inc.                                         700             20,125
   Staples, Inc.                                        4,000            125,720
 * Time Warner, Inc.                                   15,600            273,780
   TJX Cos.                                             5,000            123,150
   Yum Brands, Inc.                                     3,000            155,430
                                                                    ------------
                                                                       1,424,911
                                                                    ------------
   CONSUMER STAPLES 6.1%
   Altria Group, Inc.                                   3,000            196,170
   Avon Products, Inc.                                  2,400            103,056
   Colgate Palmolive Co.                                3,000            156,510
   Diageo plc (ADR)                                     2,200            125,180
   Gillette Co.                                         2,500            126,200
   Kimberly-Clark Corp.                                 2,500            164,325
   PepsiCo, Inc.                                        2,600            137,878
   Procter & Gamble Co.                                 2,200            116,600
   Wrigley (Wm.) Jr. Co.                                2,000            131,140
                                                                    ------------
                                                                       1,257,059
                                                                    ------------




                                      -16-

   ENERGY 6.7%
   ChevronTexaco Corp.                                  3,900            227,409
   EOG Resources, Inc.                                  2,600            126,724
   Exxon Mobil Corp.                                    4,500            268,200
   GlobalSantaFe Corp.                                  2,000             74,080
   Murphy Oil Corp.                                       300             29,619
   Noble Energy, Inc.                                   1,100             74,822
   Pioneer Natural Resources Co.                        2,000             85,440
 * Pride Int'l., Inc.                                   5,100            126,684
   Schlumberger Ltd.                                    4,000            281,920
 * Weatherford Int'l., Inc.                             1,800            104,292
                                                                    ------------
                                                                       1,399,190
                                                                    ------------
   FINANCIALS 10.1%
   American Express Co.                                 2,700            138,699
   American Int'l. Group                                4,200            232,722
   Bank of America Corp.                                4,200            185,220
   Bank New York, Inc.                                  3,800            110,390
   Citigroup, Inc.                                      8,000            359,520
   Goldman Sachs Group, Inc.                              700             76,993
   J.P. Morgan Chase & Co.                              3,500            121,100
   Marsh & McLennan Cos., Inc.                          3,000             91,260
   MBNA Corp.                                           4,100            100,655
   Mellon Financial Corp.                               3,500             99,890
   Merrill Lynch & Co., Inc.                            1,100             62,260
   Morgan Stanley                                       1,700             97,325
   PNC Financial Services Group, Inc.                     800             41,184
   St. Paul Travelers Cos., Inc.                        4,683            172,007
   U.S. Bancorp                                         3,400             97,988
   Wells Fargo & Co.                                    2,100            125,580
                                                                    ------------
                                                                       2,112,793
                                                                    ------------
   HEALTH CARE 10.0%
 * Amgen, Inc.                                          1,800            104,778
   Baxter Int'l., Inc.                                  4,500            152,910
   Bristol-Myers Squibb Co.                             4,000            101,840
 * Cerner Corp.                                         1,500             78,765
   Cigna Corp.                                            500             44,650
   GlaxoSmithKline plc (ADR)                            2,000             91,840
   Guidant Corp.                                        1,900            140,410
   HCA, Inc.                                            2,800            149,996
   Johnson & Johnson                                    4,100            275,356
 * Laboratory Corp. of America Holdings                 2,100            101,220
   Lilly, Eli & Co.                                     1,900             98,990
 * Medco Health Solutions, Inc.                         1,900             94,183
   Medtronic, Inc.                                      4,300            219,085
   Pfizer, Inc.                                         7,800            204,906
   Teva Pharmaceutical Industries Ltd. (ADR)            5,100            158,100
   UnitedHealth Group, Inc.                               600             57,228
                                                                    ------------
                                                                       2,074,257
                                                                    ------------



                                      -17-

   INDUSTRIALS 9.5%
   Boeing Co.                                           2,400            140,304
   Canadian Nat'l. Railway Co.                            800             50,648
   General Dynamics Corp.                               1,200            128,460
   General Electric Co.                                 9,300            335,358
   Honeywell Int'l., Inc.                               5,300            197,213
   Northrop Grumman Corp.                               3,500            188,930
   Rockwell Automation, Inc.                            2,500            141,600
   Tyco Int'l. Ltd                                      7,600            256,880
   Union Pacific Corp.                                  2,000            139,400
   United Technologies Corp.                            2,500            254,150
   Waste Management, Inc.                               5,000            144,250
                                                                    ------------
                                                                       1,977,193
                                                                    ------------
   INFORMATION TECHNOLOGY 6.8%
 * Accenture Ltd                                        4,300            103,845
   Analog Devices, Inc.                                 1,600             57,824
   Applied Materials, Inc.                              5,300             86,125
 * Broadcom Corp. - Class A                             1,400             41,888
 * EMC Corp.                                            8,100             99,792
   First Data Corp.                                     2,300             90,413
 * Freescale Semiconductor, Inc. - Class B                552              9,522
   Int'l. Business Machines                             2,500            228,450
   Microsoft Corp.                                     10,000            241,700
   Motorola, Inc.                                       5,000             74,850
   Nokia Corp. (ADR)                                    6,700            103,381
 * Oracle Corp.                                         5,700             71,136
   Qualcomm, Inc.                                       1,100             40,315
   Seagate Technology                                   3,800             74,290
   Texas Instruments                                    4,000            101,960
                                                                    ------------
                                                                       1,425,491
                                                                    ------------
   MATERIALS 3.8%
   DuPont, E.I. de Nemours & Co.                        5,000            256,200
   Freeport-McMoran Copper & Gold - Class B             4,800            190,128
   Int'l. Paper Co.                                     3,500            128,765
   Newmont Mining Corp.                                 2,700            114,075
   Praxair, Inc.                                        2,200            105,292
                                                                    ------------
                                                                         794,460
                                                                    ------------
   TELECOMMUNICATION SERVICES 0.9%
   Sprint Corp.                                         2,800             63,700
   Vodafone Group plc (ADR)                             4,800            127,488
                                                                    ------------
                                                                         191,188
                                                                    ------------
   UTILITIES 0.5%
   Entergy Corp.                                        1,500            105,990
                                                                    ------------
   TOTAL COMMON STOCKS
    (Cost $10,996,234)                                                12,762,532
                                                                    ------------

   TOTAL INVESTMENTS
    (Cost $18,813,713)**                                              20,546,243

   EXCESS OF OTHER ASSETS
    OVER LIABILITIES 1.6%                                                328,008
                                                                    ------------
   NET ASSETS                                                       $ 20,874,251
                                                                    ============

   -----------------------------------------------------------------------------
   (a)Security exempt from registration under Rule 144A of the Securities
      Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At March 31, 2005 the market value of rule 144A securities amounted to $490,625 or 2.4% of net assets.

   *Non-income producing.

   **Cost for federal income tax purposes is substantially similar. At
     March 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $1,732,530 of which $2,056,780 related to appreciated securities and $324,250 related to depreciated securities.

     (ADR) - American Depository Receipt






                                      -18-

SENTINEL VARIABLE PRODUCTS TRUST BOND FUND
INVESTMENT IN SECURITIES
at March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
Description                                     Principal Amount         Value
   Coupon       Maturity                           (M=$1,000)          (Note 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 82.4%
U.S. TREASURY OBLIGATIONS 25.9% 2-Year:
 U.S. Treasury Note
     2.875% ,    11/30/06                           1,000 M            $ 986,250
                                                                    ------------
5-Year:
 U.S. Treasury Note
     3.625% ,    01/15/10                             500 M              488,125
 U.S. Treasury Note
         4% ,    03/15/10                           1,500 M            1,488,750
                                                                    ------------
                                                                       1,976,875
                                                                    ------------
10-Year:
 U.S. Treasury Note
      4.25% ,    11/15/14                           1,400 M            1,372,000
 U.S. Treasury Note
         4% ,    02/15/15                           1,750 M            1,682,188
                                                                    ------------
                                                                       3,054,188
                                                                    ------------
 TOTAL U.S. TREASURY OBLIGATIONS                                       6,017,313
                                                                    ------------

U.S GOVERNMENT AGENCY OBLIGATIONS 56.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION 16.2%
Collateralized Mortgage Obligations:
 FHR 2355 AE
         6% ,    09/15/31                             680 M              699,927
 FHR 2489 PE
         6% ,    08/15/32                           1,000 M            1,032,090
 FHR 2809 GJ
         6% ,    06/15/34                           1,500 M            1,555,665
                                                                    ------------
                                                                       3,287,682
                                                                    ------------
Mortgage-Backed Securities:
30-year:
 FHLMC C01290
       5.5% ,    01/01/32                             476 M              478,876
                                                                    ------------
TOTAL FEDERAL HOME LOAN
 MORTGAGE CORPORATION                                                  3,766,558
                                                                    ------------




                                      -19-


FEDERAL NATIONAL MORTGAGE ASSOCIATION 37.1%
Mortgage-Backed Securities:
15-Year:
 FNMA 785246
       4.5% ,    06/01/19                             923 M              903,407
                                                                    ------------

30-Year:
FNMA 625183
       5.5% ,    01/01/32                             673 M              676,638
FNMA 645318
       6.5% ,    05/01/32                           1,373 M            1,428,173
 FNMA 707312
         5% ,    06/01/33                             806 M              790,439
FNMA 721540
         5% ,    07/01/33                           1,175 M            1,152,428
 FNMA 788149
       5.5% ,    05/01/33                           1,316 M            1,325,522
 FNMA 721255
       5.5% ,    07/01/33                             877 M              880,679
 FNMA 555880
       5.5% ,    11/01/33                           1,448 M            1,453,037
                                                                    ------------
                                                                       7,706,916
                                                                    ------------
TOTAL FEDERAL NATIONAL
 MORTGAGE ASSOCIATION                                                  8,610,323
                                                                    ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3.2%
Collateralized Mortgage Obligations:
 GNR 04-47 PD
         6% ,    06/16/34                             705 M              739,510
                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              13,116,391
                                                                    ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $19,216,398)                                                    19,133,704
                                                                    ------------

BONDS 16.6%
AUTOMOTIVE 1.0%
 Ford Motor Co.
      4.95% ,    01/15/08                             250 M              240,000
                                                                    ------------

CONSUMER PRODUCTS & SERVICES 1.1%
 Kraft Foods, Inc.
      5.25% ,    10/01/13                             250 M              252,500
                                                                    ------------

ENERGY 1.1%
 Duke Energy Corp.
     5.625% ,    11/30/12                             250 M              257,500
                                                                    ------------



                                      -20-


FINANCIAL INSTITUTIONS 5.6%
 Berkshire Hathaway Financial Corp. (a)
      4.85% ,    01/15/15                             500 M              490,625
 Fleet National Bank Providence RI Mtn.
      5.75% ,    01/15/09                             250 M              259,063
 Genworth Financial, Inc.
       6.5% ,    06/15/34                             500 M              546,250
                                                                    ------------
                                                                       1,295,938
                                                                    ------------
INSURANCE 1.1%
 Allstate Corp.
         5% ,    08/15/14                             250 M              245,625
                                                                    ------------

MEDIA 2.4%
 Time Warner Cos., Inc.
     6.875% ,    06/15/18                             500 M              550,625
                                                                    ------------

REAL ESTATE 3.2%
 Duke Realty Ltd. Partnership
       5.4% ,    08/15/14                             250 M              250,313
 ERP Operating LP
      5.25% ,    09/15/14                             500 M              493,125
                                                                    ------------
                                                                         743,438
                                                                    ------------
TELECOMMUNICATIONS 1.1%
 Comcast Corp.
       5.5% ,    03/15/11                             250 M              255,000
                                                                    ------------
TOTAL BONDS
 (Cost $3,865,528)                                                     3,840,626
                                                                    ------------
TOTAL INVESTMENTS
(Cost $23,081,926)*                                                   22,974,330

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 1.0%                                                  235,074
                                                                    ------------
NET ASSETS                                                          $ 23,209,404
                                                                    ============

--------------------------------------------------------------------------------
(a)Security exempt from registration under Rule 144A of the Securities Act of
   1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At March 31, 2005 the market value of rule 144A securities amounted to $490,625 or 2.1% of net assets.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR.
  AT MARCH 31, 2005 UNREALIZED DEPRECIATION FOR FEDERAL
  INCOME TAX PURPOSES AGGREGATED $107,596 OF
  WHICH $99,410 RELATED TO APPRECIATED SECURITIES
  AND $207,006 RELATED TO DEPRECIATED SECURITIES.





                                      -21-

SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND
Investment in Securities
At March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                     Principal Amount    Value
                                                       (M=$1,000 )      (Note 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 73.7%
Abbott Labs 2.52%, 04/05/05                               1,000M     $   999,720
American Express Credit Corp. 2.75%, 04/21/05             1,300M       1,298,014
American General Finance 2.78%, 04/12/05                  1,240M       1,238,947
Barclays US Funding 2.635%, 04/07/05                        925M         924,594
Bellsouth Telephone 2.74%, 04/28/05                       1,205M       1,202,524
BMW U.S. Capital 2.75%, 04/27/05                          1,000M         998,014
Caterpillar Financial 2.72%, 04/19/05                     1,000M         998,640
CitiGroup Global 2.6%, 04/04/05                           1,390M       1,389,699
Coca Cola 2.60%, 04/07/05                                 1,115M       1,114,517
Harley-Davidson Funding 2.84%, 05/26/05                   1,180M       1,174,880
LBC (LaSalle Bank Corp.) 2.74%, 04/11/05                  1,250M       1,249,048
Nestle Capital Corp. 2.73%, 04/08/05                      1,235M       1,234,344
Morgan Stanley Dean Witter 2.68%, 04/06/05                1,270M       1,269,527
Pfizer, Inc. 2.73%, 04/20/05                              1,320M       1,318,098
Procter & Gamble 2.6%, 04/08/05                             900M         899,545
RWE 2.78%, 04/25/05                                       1,500M       1,497,220
Southern Co. Funding 2.76%, 04/11/05                      1,205M       1,204,076
UBS Finance 2.76%, 04/18/05                               1,000M         998,697
                                                                     -----------
TOTAL CORPORATE SHORT-TERM NOTES
  (Amortized Cost $21,010,104)                                        21,010,104
                                                                     -----------

U.S. Government Agency Obligations 23.3%
Federal Home Loan Bank Discount Note
2.57%, 04/01/05                                           1,255M       1,255,000
                                                                     -----------
Federal Home Loan Mortgage Corp. Discount Note
2.705%, 04/26/05                                          1,100M       1,097,934
                                                                     -----------
Federal National Mortgage Association Discount Notes
2.56%, 04/01/05                                           1,277M       1,277,000
2.70%, 04/13/05                                           1,320M       1,318,812
2.72%, 04/20/05                                           1,710M       1,707,545
                                                                     -----------
                                                                       4,303,357
                                                                     -----------
Total U.S. Government Agency Obligations
  (Amortized Cost $6,656,291)                                          6,656,291
                                                                     -----------



--------------------------------------------------------------------------------
                                                        Shares           Value
                                                                        (Note 1)
--------------------------------------------------------------------------------

U.S. TREASURY INSTITUTIONAL FUNDS 3.4%
Blackrock Provident Institutional Funds
 Treasury Fund #30
  (Amortized Cost $954,000)                               954,000        954,000
                                                                     -----------

Total Investments
  (Amortized Cost $28,620,395)*                                       28,620,395

EXCESS OF LIABILITIES
  OVER OTHER ASSETS (0.4%)                                              (108,011)
                                                                     -----------
Net Assets                                                           $28,512,384
                                                                     ===========

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes.


NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to Sentinel Administrative Service Company subject to its review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust

      By                         /s/ JOHN M. GRAB, JR.
                                 ---------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer
      Date  05/24/05
           -------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By                         /s/ THOMAS H. MACLEAY
                                 ---------------------
                                 Thomas H. MacLeay
                                 Chairman and Chief Executive Officer

      Date  05/24/05
           -------------

      By                         /s/ JOHN M. GRAB, JR.
                                 ---------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer

      Date  05/24/05
           -------------